Fair Value Measurements - Summary of fair value of the warrant liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
Warrants Liabilities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	$ 1,597,900	$ 2,601,180	$ 3,404,014
Change in valuation inputs or other assumptions	1,806,114	2,536,968	(802,834)
Balance at the end	3,404,014	5,138,148	2,601,180
Private Placement Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	77,900	117,180	153,347
Change in valuation inputs or other assumptions	75,447	267,634	(36,167)
Balance at the end	153,347	384,814	117,180
Public Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	1,520,000	2,484,000	3,250,667
Change in valuation inputs or other assumptions	1,730,667	2,269,334	(766,667)
Balance at the end	$ 3,250,667	$ 4,753,334	$ 2,484,000